LOANS (Details 1) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2011
Loans individually evaluated for impairment, Recorded investment in loans	$ 4,715
Financing Receivable, Acquired with Deteriorated Credit Quality	4,162
Ending loans balance, Recorded Investments	8,877
Loans individually evaluated for impairment, Ending allowance attributed to loans	14
Loans individually evaluated for impairment, Unallocated allowance	0
Loans individually evaluated for impairment,Total allowance	14
Loans collectively evaluated for impairment, Recorded investment in loans	255,666	181,032
Loans collectively evaluated for impairment, Ending allowance attributed to loans	1,096	578
Loans collectively evaluated for impairment, Unallocated allowance	200	200
Loans collectively evaluated for impairment, Total allowance	1,296	778
Loans Receivable, Recorded Investment	264,543	183,789
Impaired financing receivable, Ending allowance attributed to loans	1,110	675
Loans and Leases Receivable Unallocated Allowances	200	200
Allowance for loan losses	1,310	875	764
Residential Real Estate One To Four Family [Member]
Loans individually evaluated for impairment, Recorded investment in loans	4,715	2,757
Financing Receivable, Acquired with Deteriorated Credit Quality	2,989
Ending loans balance, Recorded Investments	7,704
Loans individually evaluated for impairment, Ending allowance attributed to loans	14	97
Loans individually evaluated for impairment, Unallocated allowance	0	0
Loans individually evaluated for impairment,Total allowance	14	97
Loans collectively evaluated for impairment, Recorded investment in loans	201,388	146,329
Loans collectively evaluated for impairment, Ending allowance attributed to loans	860	468
Loans collectively evaluated for impairment, Unallocated allowance	0	0
Loans collectively evaluated for impairment, Total allowance	860	468
Loans Receivable, Recorded Investment	209,092	149,086
Allowance for loan losses	871	565	490
Residential Real Estate Multi Family [Member]
Loans collectively evaluated for impairment, Recorded investment in loans	14,506	15,495
Loans collectively evaluated for impairment, Ending allowance attributed to loans	63	49
Loans collectively evaluated for impairment, Unallocated allowance	0	0
Loans collectively evaluated for impairment, Total allowance	63	49
Loans Receivable, Recorded Investment	14,506	15,495
Allowance for loan losses	63	49	11
Construction [Member]
Loans collectively evaluated for impairment, Recorded investment in loans	1,753	964
Loans collectively evaluated for impairment, Ending allowance attributed to loans	8	3
Loans collectively evaluated for impairment, Unallocated allowance	0	0
Loans collectively evaluated for impairment, Total allowance	8	3
Loans Receivable, Recorded Investment	1,753	964
Allowance for loan losses	8	3	5
Nonresidential Real Estate And Land [Member]
Loans individually evaluated for impairment, Recorded investment in loans	0
Financing Receivable, Acquired with Deteriorated Credit Quality	546
Ending loans balance, Recorded Investments	546
Loans individually evaluated for impairment, Ending allowance attributed to loans	0
Loans individually evaluated for impairment, Unallocated allowance	0
Loans individually evaluated for impairment,Total allowance	0
Loans collectively evaluated for impairment, Recorded investment in loans	21,546	11,098
Loans collectively evaluated for impairment, Ending allowance attributed to loans	94	35
Loans collectively evaluated for impairment, Unallocated allowance	0	0
Loans collectively evaluated for impairment, Total allowance	94	35
Loans Receivable, Recorded Investment		11,098
Allowance for loan losses	94	35	36
Loan On Deposit [Member]
Loans collectively evaluated for impairment, Recorded investment in loans	2,710	2,281
Loans collectively evaluated for impairment, Ending allowance attributed to loans	12	7
Loans collectively evaluated for impairment, Unallocated allowance	0	0
Loans collectively evaluated for impairment, Total allowance	12	7
Loans Receivable, Recorded Investment	2,710	2,281
Consumer and Other Loan [Member]
Loans collectively evaluated for impairment, Recorded investment in loans		4,865
Loans collectively evaluated for impairment, Ending allowance attributed to loans		16
Loans collectively evaluated for impairment, Unallocated allowance		0
Loans collectively evaluated for impairment, Total allowance		16
Loans Receivable, Recorded Investment		4,865
Allowance for loan losses		16	14
Unallocated Loans [Member]
Loans collectively evaluated for impairment, Recorded investment in loans	0	0
Loans collectively evaluated for impairment, Ending allowance attributed to loans	0	0
Loans collectively evaluated for impairment, Unallocated allowance	200	200
Loans collectively evaluated for impairment, Total allowance	200	200
Allowance for loan losses	200	200	200
Farm [Member]
Loans individually evaluated for impairment, Recorded investment in loans	0
Financing Receivable, Acquired with Deteriorated Credit Quality	485
Ending loans balance, Recorded Investments	485
Loans individually evaluated for impairment, Ending allowance attributed to loans	0
Loans individually evaluated for impairment, Unallocated allowance	0
Loans individually evaluated for impairment,Total allowance	0
Loans collectively evaluated for impairment, Recorded investment in loans	1,358
Loans collectively evaluated for impairment, Ending allowance attributed to loans	6
Loans collectively evaluated for impairment, Unallocated allowance	0
Loans collectively evaluated for impairment, Total allowance	6
Loans Receivable, Recorded Investment	1,843
Unsecured Loans [Member]
Loans collectively evaluated for impairment, Recorded investment in loans	708
Loans collectively evaluated for impairment, Ending allowance attributed to loans	3
Loans collectively evaluated for impairment, Unallocated allowance	0
Loans collectively evaluated for impairment, Total allowance	3
Loans Receivable, Recorded Investment	708
Allowance for loan losses	6	0
Home Equity Line of Credit [Member]
Loans collectively evaluated for impairment, Recorded investment in loans	5,757
Loans collectively evaluated for impairment, Ending allowance attributed to loans	25
Loans collectively evaluated for impairment, Unallocated allowance	0
Loans collectively evaluated for impairment, Total allowance	25
Loans Receivable, Recorded Investment	5,757
Allowance for loan losses	25	16
Commercial and industrial [Member]
Loans individually evaluated for impairment, Recorded investment in loans	0
Financing Receivable, Acquired with Deteriorated Credit Quality	119
Ending loans balance, Recorded Investments	119
Loans individually evaluated for impairment, Ending allowance attributed to loans	0
Loans individually evaluated for impairment, Unallocated allowance	0
Loans individually evaluated for impairment,Total allowance	0
Loans collectively evaluated for impairment, Recorded investment in loans	3,070
Loans collectively evaluated for impairment, Ending allowance attributed to loans	13
Loans collectively evaluated for impairment, Unallocated allowance	0
Loans collectively evaluated for impairment, Total allowance	13
Loans Receivable, Recorded Investment	3,189
Automobile Loan [Member]
Loans individually evaluated for impairment, Recorded investment in loans	0
Financing Receivable, Acquired with Deteriorated Credit Quality	23
Ending loans balance, Recorded Investments	23
Loans individually evaluated for impairment, Ending allowance attributed to loans	0
Loans individually evaluated for impairment, Unallocated allowance	0
Loans individually evaluated for impairment,Total allowance	0
Loans collectively evaluated for impairment, Recorded investment in loans	49
Loans collectively evaluated for impairment, Ending allowance attributed to loans	0
Loans collectively evaluated for impairment, Unallocated allowance	0
Loans collectively evaluated for impairment, Total allowance	0
Loans Receivable, Recorded Investment	72
Allowance for loan losses	0	0
Land [Member]
Loans collectively evaluated for impairment, Recorded investment in loans	2,821
Loans collectively evaluated for impairment, Ending allowance attributed to loans	12
Loans collectively evaluated for impairment, Unallocated allowance	0
Loans collectively evaluated for impairment, Total allowance	12
Loans Receivable, Recorded Investment	$ 2,821